Staff costs and average number of employees	12 Months Ended
Sep. 30, 2021
Staff costs and average number of employees
Staff costs and average number of employees

19.    Staff costs and average number of employees

	2021	2020	2019
	$	$	$
The aggregate remuneration comprised:
Wages and salaries	9,531,933	2,620,476	377,383
Social security costs	1,238,459	336,076	37,639
Pension costs	165,178	133,539	40,639
Share option charge	165,570	121,597	11,392
	11,101,140	3,211,688	467,053

A total of $3,478,034 (2020: $1,533,915; 2019: $417,157) relating to staff costs was capitalised as relating to development costs within intangibles within the year.

The average monthly number of professional employees (including executive directors) during the year was 59 (2020 - 16,2019 - 6).

Total remuneration for key management personnel for 2021 was $3,330,858 (2020 - $1,258,504; 2019 - $486,764). Total pension contributions of key management personnel totalled $86,062 (2020 -  $118,519; 2019 - $40,835) and is included within the total remuneration for key management personnel. A total of 15,000 (2020: 32,500; 2019: 12,500) share options were granted to key management personnel in the year.

During the year remuneration payable to directors was as follows:

	2021	2020	2019
	$	$	$
Directors’ remuneration	1,971,580	1,012,864	486,764

The highest paid Directors remuneration totalled $699,325 (2020: $377,168; 2019: $203,930).